Related Parties	12 Months Ended
Dec. 31, 2017
Related Parties [Abstract]
RELATED PARTIES

NOTE 11 - RELATED PARTIES

a.	Balances

As of December 31, 2017 and 2016, the Company had an accrual in the amount of $240 thousand and $215 thousand, respectively, pursuant to an employment agreement with its CEO.

b.	Transactions

During 2017, 2016 and 2015, the Company recorded salary expenses, cash bonus and directors’ fee to its related parties in the amount of $558 thousand, $596 thousand and $540 thousand respectively.